FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569
                                   ---------

                     FRANKLIN UNIVERSAL TRUST
                     ------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
          (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 11/30/06
                          --------



Item 1. Schedule of Investments.


Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS

November 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1


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

Franklin Universal Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY              SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 126.2%
      COMMON STOCKS 38.8%
      NON-ENERGY MINERALS 1.3%
      AngloGold Ashanti Ltd., ADR ..........................................    South Africa              30,446        $  1,468,106
      Barrick Gold Corp. ...................................................       Canada                 35,800           1,125,552
                                                                                                                        ------------
                                                                                                                           2,593,658
                                                                                                                        ------------
      PRODUCER MANUFACTURING 0.0% a
    b Harvard Industries Inc. ..............................................   United States             109,618                 767
b,c,d VS Holdings Inc. .....................................................   United States             181,875                  --
                                                                                                                        ------------
                                                                                                                                 767
                                                                                                                        ------------
      UTILITIES 37.5%
      Alliant Energy Corp. .................................................   United States              55,000           2,139,500
      Ameren Corp. .........................................................   United States              40,000           2,188,400
      American Electric Power Co. Inc. .....................................   United States              30,000           1,245,300
      Atmos Energy Corp. ...................................................   United States              85,000           2,785,450
      CenterPoint Energy Inc. ..............................................   United States             226,600           3,704,910
      Constellation Energy Group ...........................................   United States              55,000           3,773,550
      Dominion Resources Inc. ..............................................   United States              70,000           5,651,800
      DTE Energy Co. .......................................................   United States              45,000           2,119,050
      Duke Energy Corp. ....................................................   United States             124,700           3,955,484
      Edison International .................................................   United States              65,000           2,988,700
      Energy East Corp. ....................................................   United States              42,000           1,026,060
      Entergy Corp. ........................................................   United States              50,500           4,611,660
      Exelon Corp. .........................................................   United States             104,000           6,315,920
      FirstEnergy Corp. ....................................................   United States              75,000           4,488,000
      FPL Group Inc. .......................................................   United States             125,000           6,662,500
      NiSource Inc. ........................................................   United States              80,000           1,972,800
      NSTAR ................................................................   United States              37,800           1,329,804
      Pinnacle West Capital Corp. ..........................................   United States              76,000           3,749,840
      Progress Energy Inc. .................................................   United States              70,000           3,343,900
      Public Service Enterprise Group Inc. .................................   United States              62,200           4,181,084
      The Southern Co. .....................................................   United States             170,000           6,162,500
      TXU Corp. ............................................................   United States              24,000           1,377,360
                                                                                                                        ------------
                                                                                                                          75,773,572
                                                                                                                        ------------
      TOTAL COMMON STOCKS (COST $52,125,111) ...............................                                              78,367,997
                                                                                                                        ------------
                                                                                                ----------------------
                                                                                                  PRINCIPAL AMOUNT e
                                                                                                ----------------------
      CORPORATE BONDS 85.3%
      COMMERCIAL SERVICES 7.9%
      Corrections Corp. of America, senior note, 7.50%, 5/01/11 ............   United States           1,500,000           1,548,750
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................   United States           2,342,000           2,564,490
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .................   United States           2,400,000           2,574,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...........   United States           3,000,000           3,120,000
    f Lamar Media Corp., senior sub. note, 144A, 6.625%, 8/15/15 ...........   United States           2,500,000           2,440,625
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...................   United States             700,000             738,500
    f Rental Service Corp., senior note, 144A, 9.50%, 12/01/14                 United States             400,000             407,000
      United Rentals North America Inc., senior sub. note, 7.75%,
       11/15/13 ............................................................   United States           2,500,000           2,512,500
                                                                                                                        ------------
                                                                                                                          15,905,865
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY          PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS 8.4%
      Dobson Cellular Systems Inc., senior secured note, 9.875%,
       11/01/12 ............................................................   United States           1,900,000       $   2,071,000
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
       10.375% thereafter, 11/15/12 ........................................   United Kingdom          2,700,000           2,480,625
      Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 ...................      Bermuda              2,700,000           2,764,125
      Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ....     Luxembourg            2,300,000           2,504,125
      Qwest Communications International Inc., senior note, 7.50%,
       2/15/14 .............................................................   United States           2,000,000           2,070,000
    f Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .....       Italy               2,700,000           3,057,750
    f Windstream Corp., senior note, 144A, 8.625%, 8/01/16 .................   United States           1,900,000           2,078,125
                                                                                                                        ------------
                                                                                                                          17,025,750
                                                                                                                        ------------
      CONSUMER DURABLES 7.4%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ..................   United States           2,000,000           2,085,000
      Ford Motor Credit Co.,
        5.625%, 10/01/08 ...................................................   United States           2,000,000           1,953,064
        senior note, 9.875%, 8/10/11 .......................................   United States             500,000             535,429
      General Motors Acceptance Corp., 6.875%, 8/28/12 .....................   United States           2,700,000           2,785,706
      General Motors Corp., senior deb., 8.25%, 7/15/23 ....................   United States           1,000,000             916,250
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .................   United States           1,400,000           1,421,000
      KB Home, senior note,
        6.25%, 6/15/15 .....................................................   United States           1,200,000           1,140,080
        7.25%, 6/15/18 .....................................................   United States           1,300,000           1,297,459
      Visant Holding Corp., senior note, 8.75%, 12/01/13 ...................   United States           1,100,000           1,134,375
      William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ...............   United States           1,900,000           1,610,250
                                                                                                                        ------------
                                                                                                                          14,878,613
                                                                                                                        ------------
      CONSUMER NON-DURABLES 4.1%
      Dole Foods Co., senior note, 7.25%, 6/15/10 ..........................   United States             500,000             473,125
    f Reynolds American Inc., senior secured note, 144A, 7.625%,
       6/01/16 .............................................................   United States           2,500,000           2,680,165
      Smithfield Foods Inc., senior note,
        7.00%, 8/01/11 .....................................................   United States           1,500,000           1,548,750
        7.75%, 5/15/13 .....................................................   United States           1,000,000           1,047,500
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..............   United States           3,000,000           2,542,500
                                                                                                                        ------------
                                                                                                                           8,292,040
                                                                                                                        ------------
      CONSUMER SERVICES 12.8%
c,d,g Atherton Franchise Capital, 13.073%, 12/01/08 ........................   United States             721,603              28,864
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ............   United States           2,500,000           2,468,750
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .................       Canada              2,000,000           2,075,000
      CCH II LLC, senior note, 10.25%, 9/15/10 .............................   United States           2,500,000           2,625,000
      DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ...................   United States           1,283,000           1,339,131
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 .....................   United States           2,500,000           2,493,750
      Host Marriott LP, senior note,
        M, 7.00%, 8/15/12 ..................................................   United States           2,000,000           2,040,000
        O, 6.375%, 3/15/15 .................................................   United States             500,000             494,375


4 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY          PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................   United States           1,500,000       $   1,432,500
    MGM MIRAGE Inc., senior note, 6.875%, 4/01/16 ..........................   United States           2,500,000           2,434,375
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 .......................      Canada               1,900,000           1,933,250
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 ......................   United States           1,700,000           1,593,750
    Royal Caribbean Cruises Ltd., senior note,
      8.00%, 5/15/10 .......................................................   United States           1,200,000           1,283,416
      6.875%, 12/01/13 .....................................................   United States             800,000             822,834
    Station Casinos Inc.,
      senior note, 6.00%, 4/01/12 ..........................................   United States             500,000             482,500
      senior sub. note, 6.50%, 2/01/14 .....................................   United States             300,000             282,375
      senior sub. note, 6.875%, 3/01/16 ....................................   United States           2,200,000           2,062,500
                                                                                                                        ------------
                                                                                                                          25,892,370
                                                                                                                        ------------
    ELECTRONIC TECHNOLOGY 6.8%
  f Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 ....................      Canada                 800,000             808,000
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ...............   United States           1,800,000           1,863,000
f,h Freescale Semiconductor Inc., senior note, 144A, 8.875%,
     12/15/14 ..............................................................   United States           2,200,000           2,216,500
    L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ...........   United States           2,500,000           2,493,750
  f NXP BV, 144A, 7.875%, 10/15/14 .........................................    Netherlands            1,900,000           1,961,750
    Sanmina-SCI Corp., senior sub. note,
      6.75%, 3/01/13 .......................................................   United States           2,000,000           1,870,000
      8.125%, 3/01/16 ......................................................   United States             400,000             388,000
    Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 ........   United States           2,000,000           2,040,000
                                                                                                                        ------------
                                                                                                                          13,641,000
                                                                                                                        ------------
    ENERGY MINERALS 4.6%
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...................   United States           2,500,000           2,378,125
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 .......................   United States           2,500,000           2,437,500
    Massey Energy Co., senior note, 6.875%, 12/15/13 .......................   United States           2,500,000           2,337,500
    Pogo Producing Co., senior sub. note,
     f 144A, 7.875%, 5/01/13 ...............................................   United States             300,000             309,000
       6.875%, 10/01/17 ....................................................   United States           2,000,000           1,925,000
                                                                                                                        ------------
                                                                                                                           9,387,125
                                                                                                                        ------------
    HEALTH SERVICES 5.6%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..........................   United States           2,700,000           2,733,750
    HCA Inc.,
       senior note, 6.50%, 2/15/16 .........................................   United States           1,800,000           1,498,500
     f senior secured note, 144A, 9.125%, 11/15/14 .........................   United States           1,400,000           1,466,500
    Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...................   United States           3,000,000           2,752,500
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ..............................................................   United States           2,800,000           2,814,000
                                                                                                                        ------------
                                                                                                                          11,265,250
                                                                                                                        ------------
    INDUSTRIAL SERVICES 3.5%
    Allied Waste North America Inc., senior secured note, 6.50%,
     11/15/10 ..............................................................   United States           1,100,000           1,105,500
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ........................   United States           1,500,000           1,552,500


                                          Quarterly Statement of Investments | 5

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY          PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
     9/01/11 ...............................................................   United States           2,500,000       $   2,618,750
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 .............   United States           2,000,000           1,890,000
                                                                                                                       -------------
                                                                                                                           7,166,750
                                                                                                                       -------------
    NON-ENERGY MINERALS 0.8%
  f Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........................      Canada               1,700,000           1,640,500
                                                                                                                       -------------
    PROCESS INDUSTRIES 10.0%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .......      Canada               1,500,000           1,312,500
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..........   United States           1,785,000           1,967,962
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ...........   United States           2,000,000           2,005,000
    Crown Americas Inc., senior note, 7.75%, 11/15/15 ......................   United States           2,500,000           2,581,250
  f Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 ........   United States             700,000             707,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ......................      Ireland              2,500,000           2,412,500
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 .....................   United States           1,200,000           1,243,500
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ..........................   United States           2,000,000           2,125,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ......   United States           2,000,000           1,940,000
    Rhodia SA, senior note, 10.25%, 6/01/10 ................................      France               2,000,000           2,285,000
  f Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
     8/01/14 ...............................................................   United States           1,500,000           1,567,500
                                                                                                                       -------------
                                                                                                                          20,147,212
                                                                                                                       -------------
    PRODUCER MANUFACTURING 3.4%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 .....................   United States           2,500,000           2,665,625
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ............   United States             400,000             380,000
  f RBS Global & Rexnord Corp., senior note, 144A, 9.50%, 8/01/14 ..........   United States           2,000,000           2,095,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ......................   United States           1,701,000           1,832,828
                                                                                                                       -------------
                                                                                                                           6,973,453
                                                                                                                       -------------
    RETAIL TRADE 2.6%
    GSC Holdings Corp., senior note, 8.00%, 10/01/12 .......................   United States           2,500,000           2,618,750
  f Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ..............   United States           2,500,000           2,565,625
                                                                                                                       -------------
                                                                                                                           5,184,375
                                                                                                                       -------------
    TECHNOLOGY SERVICES 1.5%
d,g PSINet Inc.,
      10.50%, 12/01/06 .....................................................   United States             700,000                  70
      senior note, 11.00%, 8/01/09 .........................................   United States           3,250,000                 325
    SunGard Data Systems Inc.,
      senior note, 9.125%, 8/15/13 .........................................   United States             900,000             948,375
      senior sub note, 10.25%, 8/15/15 .....................................   United States           1,900,000           2,023,500
                                                                                                                       -------------
                                                                                                                           2,972,270
                                                                                                                       -------------
    TRANSPORTATION 0.6%
    Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .......   United States           1,200,000           1,158,000
                                                                                                                       -------------


6 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY         PRINCIPAL AMOUNT e      VALUE
------------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CORPORATE BONDS (CONTINUED)
     UTILITIES 5.3%
     Aquila Inc., senior note, 14.875%, 7/01/12 ............................   United States          2,000,000       $   2,625,000
     Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .....................   United States          2,600,000           2,736,500
     Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...........   United States          2,600,000           2,834,000
     NRG Energy Inc., senior note, 7.375%,
       2/01/16 .............................................................   United States          1,800,000           1,804,500
       1/15/17 .............................................................   United States            700,000             700,000
                                                                                                                      --------------
                                                                                                                         10,700,000
                                                                                                                      --------------
     TOTAL CORPORATE BONDS (COST $172,056,938) .............................                                            172,230,573
                                                                                                                      --------------
     FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.1%
     GOVERNMENT BONDS 2.1%
     Eskom, E168, 11.00%, 6/01/08 ..........................................   South Africa           2,350,000 ZAR         336,758
     Government of Mexico, 11.375%, 9/15/16 ................................      Mexico              2,750,000           3,971,000
                                                                                                                      --------------
     TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $3,514,405) ....................................................                                              4,307,758
                                                                                                                      --------------
     TOTAL LONG TERM INVESTMENTS (COST $227,696,454) .......................                                            254,906,328
                                                                                                                      --------------
                                                                                                  ---------------
                                                                                                       SHARES
                                                                                                  ---------------
     SHORT TERM INVESTMENT (COST $2,093,138) 1.0%
     MONEY MARKET FUND 1.0%
   i Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ..   United States          2,093,138           2,093,138
                                                                                                                      --------------
     TOTAL INVESTMENTS (COST $229,789,592) 127.2% ..........................                                            256,999,466
     NOTES PAYABLE (27.2)% .................................................                                            (55,000,000)
     OTHER ASSETS, LESS LIABILITIES (0.0)% a ...............................                                                 (1,490)
                                                                                                                      --------------
     NET ASSETS 100.0% .....................................................                                          $ 201,997,976
                                                                                                                      ==============
CURRENCY ABBREVIATIONS
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt

a     Rounds to less than 0.1% of net assets.

b     Non-income producing for the twelve months ended November 30, 2006.

c     See Note 2 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2006, the aggregate value of these securities was $29,259, representing 0.01% of net assets.

e     The principal amount is stated in U.S. dollars unless otherwise indicated.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006, the aggregate value of these securities was $26,001,040, representing 12.87% of net assets.

g     Defaulted security.

h     Security purchased on a delayed delivery basis.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 229,996,714
                                                                  ==============

Unrealized appreciation .......................................   $  38,204,338
Unrealized depreciation .......................................     (11,201,586)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $  27,002,752
                                                                  ==============

2. RESTRICTED SECURITIES

At November 30, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                           ACQUISITION
     SHARES             ISSUER                                                  DATE          COST          VALUE
--------------------------------------------------------------------------------------------------------------------
     721,603            Atherton Franchise Capital, 13.073%,
                         12/01/08 ........................................     4/28/94     $  721,603     $   28,864
     181,875            VS Holdings Inc. .................................    12/06/01        181,875             --
                                                                                                         -----------
                        TOTAL RESTRICTED SECURITIES (0.01% of Net Assets) ...........................     $   28,864
                                                                                                         ===========


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKILN UNIVERSAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 25, 2007


By /S/GALEN G. VETTER
   -----------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 25, 2007







                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 25, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 25, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer